INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL) (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,537,837	$ 7,280,036	$ 4,399,119
Accumulated amortization	(2,265,796)	(1,686,424)	(1,088,935)
Carrying Value	5,272,041	5,593,612	3,310,184	$ 2,878,080
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,587,159	1,587,159	1,587,159
Accumulated amortization	(696,498)	(617,140)	(458,425)
Carrying Value	890,661	970,019	1,128,734	1,287,450
Acquired and Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,324,425	4,071,550	959,882
Accumulated amortization	(845,446)	(419,626)	(50,989)
Carrying Value	3,478,978	3,651,924	908,893
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,498,364	1,498,363	1,759,809
Accumulated amortization	(709,764)	(635,571)	(567,867)
Carrying Value	788,600	862,792	1,191,942	1,556,934
Patents Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	113,802	108,877	78,182
Accumulated amortization
Carrying Value	$ 113,802	108,877	78,182	28,446
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		14,087	14,087
Accumulated amortization		(14,087)	(11,654)
Carrying Value			$ 2,433	$ 5,250